Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30	$2,402	$2,403,408
Omnicom Group Inc.
2.45%, 04/30/30(a)	2,429	2,199,667
4.20%, 06/01/30(a)	2,287	2,238,581
		6,841,656
Aerospace & Defense — 1.9%
Boeing Co. (The)
2.95%, 02/01/30	2,945	2,734,275
5.15%, 05/01/30	16,381	16,639,894
General Dynamics Corp., 3.63%, 04/01/30	3,740	3,631,612
General Electric Co., 4.30%, 07/29/30	1,485	1,478,648
Lockheed Martin Corp.
1.85%, 06/15/30	1,621	1,438,917
4.40%, 08/15/30	2,315	2,307,687
Northrop Grumman Corp.
4.40%, 05/01/30	2,667	2,662,836
4.65%, 07/15/30	2,625	2,642,777
RTX Corp., 2.25%, 07/01/30(a)	3,763	3,387,904
		36,924,550
Agriculture — 1.7%
Altria Group Inc., 3.40%, 05/06/30	2,825	2,672,139
Archer-Daniels-Midland Co., 3.25%, 03/27/30	3,681	3,497,982
BAT Capital Corp.
4.91%, 04/02/30	3,540	3,574,253
6.34%, 08/02/30	3,728	3,991,918
Bunge Ltd Finance Corp., 4.55%, 08/04/30	1,350	1,347,151
Philip Morris International Inc.
1.75%, 11/01/30	2,624	2,279,892
2.10%, 05/01/30	2,987	2,676,662
4.38%, 04/30/30	2,165	2,149,596
5.13%, 02/15/30(a)	8,135	8,328,539
5.50%, 09/07/30	2,760	2,874,849
		33,392,981
Airlines — 0.3%
Delta Air Lines Inc., 5.25%, 07/10/30	2,390	2,413,937
Southwest Airlines Co., 2.63%, 02/10/30	2,065	1,878,183
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	1,191	1,124,501
		5,416,621
Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30	5,483	5,148,468
PVH Corp., 5.50%, 06/13/30(a)	1,190	1,198,947
Ralph Lauren Corp., 2.95%, 06/15/30	3,018	2,813,582
Tapestry Inc., 5.10%, 03/11/30	1,875	1,899,053
		11,060,050
Auto Manufacturers — 3.4%
American Honda Finance Corp.
4.60%, 04/17/30	2,710	2,707,090
4.80%, 03/05/30(a)	1,930	1,943,065
5.85%, 10/04/30	1,979	2,086,202
Cummins Inc., 1.50%, 09/01/30	3,200	2,786,507
Ford Motor Co., 9.63%, 04/22/30	1,600	1,853,605
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	5,990	5,504,514
7.20%, 06/10/30(a)	3,072	3,228,860
7.35%, 03/06/30	3,870	4,092,681
General Motors Co., 5.63%, 04/15/30(a)	1,930	1,978,087
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Financial Co. Inc.
3.60%, 06/21/30	$4,340	$4,077,721
5.35%, 01/07/30	4,570	4,634,927
5.45%, 07/15/30	3,495	3,554,468
5.85%, 04/06/30	3,835	3,964,976
Honda Motor Co. Ltd., 4.69%, 07/08/30	3,755	3,757,309
PACCAR Financial Corp., 4.55%, 05/08/30(a)	1,375	1,385,842
Toyota Motor Corp., 4.45%, 06/30/30	960	959,596
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,814	2,550,148
3.38%, 04/01/30	3,695	3,529,052
4.55%, 05/17/30	2,540	2,549,279
4.80%, 05/15/30(a)	2,895	2,934,283
4.95%, 01/09/30	2,515	2,564,271
5.55%, 11/20/30	4,175	4,375,565
		67,018,048
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30(a)	1,337	1,260,733
Magna International Inc., 2.45%, 06/15/30(a)	2,906	2,636,235
		3,896,968
Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30(a)	5,629	5,012,868
3.49%, 05/28/30	4,134	3,918,796
5.57%, 01/17/30	3,100	3,207,906
Bank of Nova Scotia (The), 4.85%, 02/01/30	5,089	5,154,282
BankUnited Inc., 5.13%, 06/11/30	937	926,305
Capital One NA, 2.70%, 02/06/30	1,822	1,683,147
Citibank NA, 4.91%, 05/29/30	8,990	9,132,085
Citizens Financial Group Inc.
2.50%, 02/06/30	1,274	1,156,305
3.25%, 04/30/30	2,910	2,719,488
First Horizon Bank, 5.75%, 05/01/30	1,390	1,418,007
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30(a)	7,486	6,917,127
3.80%, 03/15/30(a)	9,314	9,060,675
HSBC Holdings PLC, 4.95%, 03/31/30	9,427	9,564,740
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	2,901	2,654,039
Huntington National Bank (The), 5.65%, 01/10/30(a)	3,415	3,538,942
JPMorgan Chase & Co., 8.75%, 09/01/30	1,987	2,346,470
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	4,855	4,304,183
2.56%, 02/25/30	4,242	3,886,756
National Australia Bank Ltd./New York
4.53%, 06/13/30	310	312,223
4.90%, 01/14/30	1,760	1,801,184
Northern Trust Corp., 1.95%, 05/01/30	4,175	3,748,819
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30(a)	7,787	7,197,069
State Street Corp.
2.40%, 01/24/30(a)	3,169	2,936,206
4.73%, 02/28/30	955	964,405
4.83%, 04/24/30	2,070	2,102,859
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	5,455	4,849,152
2.14%, 09/23/30	2,375	2,099,220
2.75%, 01/15/30	4,554	4,213,488
5.24%, 04/15/30	2,940	3,015,558

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/13/30	$4,865	$5,081,638
5.85%, 07/13/30	2,418	2,546,114
Toronto-Dominion Bank (The), 4.81%, 06/03/30	2,429	2,448,693
Truist Bank, 2.25%, 03/11/30(a)	4,707	4,230,534
Truist Financial Corp., 1.95%, 06/05/30	3,047	2,703,994
U.S. Bancorp, 1.38%, 07/22/30	4,941	4,262,793
Westpac Banking Corp.
2.65%, 01/16/30(a)	2,924	2,730,455
4.35%, 07/01/30	205	204,894
		134,051,419
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30(a)	6,569	6,316,785
Coca-Cola Co. (The)
1.65%, 06/01/30(a)	5,517	4,883,204
3.45%, 03/25/30	4,649	4,485,885
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	3,732	3,466,306
Constellation Brands Inc.
2.88%, 05/01/30	2,699	2,494,179
4.80%, 05/01/30	1,015	1,019,589
Diageo Capital PLC, 2.00%, 04/29/30	3,928	3,525,434
Diageo Investment Corp., 5.13%, 08/15/30	975	1,000,730
Keurig Dr Pepper Inc.
3.20%, 05/01/30	3,068	2,880,324
4.60%, 05/15/30	1,650	1,649,502
PepsiCo Inc.
1.63%, 05/01/30	4,430	3,917,977
2.75%, 03/19/30	5,892	5,497,706
4.30%, 07/23/30	1,540	1,533,297
4.60%, 02/07/30(a)	2,455	2,489,495
		45,160,413
Biotechnology — 1.6%
Amgen Inc.
2.45%, 02/21/30	4,760	4,349,597
5.25%, 03/02/30	9,762	10,034,389
Biogen Inc., 2.25%, 05/01/30	5,720	5,129,371
Gilead Sciences Inc., 1.65%, 10/01/30	3,875	3,372,878
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	4,615	4,007,207
Royalty Pharma PLC, 2.20%, 09/02/30	3,895	3,444,744
		30,338,186
Building Materials — 1.3%
Amrize Finance US LLC, 4.95%, 04/07/30(b)	2,825	2,854,749
Carrier Global Corp., 2.72%, 02/15/30	7,502	6,960,072
CRH SMW Finance DAC, 5.13%, 01/09/30	3,055	3,116,804
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30(a)	2,495	2,178,335
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30	2,064	1,890,026
Masco Corp., 2.00%, 10/01/30	1,291	1,130,887
Mohawk Industries Inc., 3.63%, 05/15/30(a)	1,370	1,310,084
Owens Corning
3.50%, 02/15/30(a)	1,355	1,292,706
3.88%, 06/01/30(a)	1,081	1,042,364
Vulcan Materials Co., 3.50%, 06/01/30	2,925	2,783,086
		24,559,113
Chemicals — 1.1%
Air Products and Chemicals Inc., 2.05%, 05/15/30	3,478	3,128,392
Dow Chemical Co. (The), 2.10%, 11/15/30(a)	3,015	2,627,308
Ecolab Inc., 4.80%, 03/24/30	2,542	2,584,019
EIDP Inc., 2.30%, 07/15/30(a)	1,953	1,771,088
Security	Par (000)	Value
Chemicals (continued)
Linde Inc./CT, 1.10%, 08/10/30	$2,605	$2,236,150
LYB International Finance III LLC, 2.25%, 10/01/30(a)	1,992	1,756,950
Nutrien Ltd., 2.95%, 05/13/30(a)	2,000	1,858,948
PPG Industries Inc., 2.55%, 06/15/30	1,095	996,688
Sherwin-Williams Co. (The)
2.30%, 05/15/30(a)	2,015	1,820,307
4.50%, 08/15/30(a)	1,800	1,794,274
Westlake Corp., 3.38%, 06/15/30(a)	1,194	1,124,018
		21,698,142
Commercial Services — 1.4%
Automatic Data Processing Inc., 1.25%, 09/01/30	3,897	3,361,057
Block Financial LLC, 3.88%, 08/15/30	2,625	2,498,456
Emory University, Series 2020, 2.14%, 09/01/30	1,758	1,580,449
Equifax Inc., 3.10%, 05/15/30	2,145	2,000,450
Global Payments Inc., 2.90%, 05/15/30	3,950	3,603,732
PayPal Holdings Inc., 2.30%, 06/01/30	3,965	3,595,470
President and Fellows of Harvard College, 4.89%, 03/15/30	35	35,814
Quanta Services Inc., 2.90%, 10/01/30	3,908	3,594,014
RELX Capital Inc.
3.00%, 05/22/30	2,984	2,800,935
4.75%, 03/27/30	1,635	1,654,820
S&P Global Inc., 1.25%, 08/15/30(a)	2,112	1,816,002
Trustees of Dartmouth College, 4.27%, 06/01/30	15	14,970
Trustees of Princeton University (The), 4.65%, 07/01/30	45	45,674
Yale University, Series 2020, 1.48%, 04/15/30	1,689	1,490,614
		28,092,457
Computers — 2.4%
Amdocs Ltd., 2.54%, 06/15/30	2,655	2,396,294
Apple Inc.
1.25%, 08/20/30	4,656	4,032,816
1.65%, 05/11/30	6,527	5,806,531
4.15%, 05/10/30(a)	1,732	1,739,746
4.20%, 05/12/30(a)	3,730	3,733,715
CGI Inc., 4.95%, 03/14/30(a)(b)	1,730	1,751,178
Dell International LLC/EMC Corp.
4.35%, 02/01/30	2,775	2,746,398
5.00%, 04/01/30	2,750	2,789,233
6.20%, 07/15/30	2,985	3,183,111
HP Inc.
3.40%, 06/17/30(a)	2,100	1,972,872
5.40%, 04/25/30(a)	1,605	1,649,778
International Business Machines Corp.
1.95%, 05/15/30(a)	5,133	4,568,188
Series .., 4.80%, 02/10/30	3,410	3,456,199
Leidos Inc., 4.38%, 05/15/30	2,205	2,165,526
NetApp Inc., 2.70%, 06/22/30	2,829	2,571,557
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	1,892	1,710,513
		46,273,655
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 4.20%, 05/01/30	1,690	1,686,491
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30	2,615	2,401,390
Kenvue Inc., 5.00%, 03/22/30(a)	3,710	3,801,149
Procter & Gamble Co. (The)
1.20%, 10/29/30	4,716	4,053,796
3.00%, 03/25/30(a)	5,359	5,086,333
4.05%, 05/01/30(a)	2,740	2,722,747

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp., 1.38%, 09/14/30	$1,995	$1,731,638
		21,483,544
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/30(a)	3,263	3,462,698
Affiliated Managers Group Inc., 3.30%, 06/15/30(a)	1,570	1,471,118
Air Lease Corp.
3.00%, 02/01/30(a)	2,346	2,188,659
3.13%, 12/01/30	2,998	2,764,101
BGC Group Inc., 6.15%, 04/02/30(b)	2,110	2,134,504
Brookfield Finance Inc., 4.35%, 04/15/30	2,973	2,935,161
Cboe Global Markets Inc., 1.63%, 12/15/30	2,066	1,791,198
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	2,207	2,230,157
CME Group Inc., 4.40%, 03/15/30	1,978	1,978,215
Franklin Resources Inc., 1.60%, 10/30/30	3,530	3,046,669
Intercontinental Exchange Inc., 2.10%, 06/15/30	4,930	4,419,415
Jefferies Financial Group Inc., 4.15%, 01/23/30(a)	3,957	3,863,429
LPL Holdings Inc.
5.15%, 06/15/30	1,265	1,279,218
5.20%, 03/15/30	2,560	2,590,229
Mastercard Inc., 3.35%, 03/26/30(a)	5,450	5,233,438
Nomura Holdings Inc.
2.68%, 07/16/30	3,997	3,613,548
3.10%, 01/16/30(a)	5,469	5,094,193
4.90%, 07/01/30	2,405	2,408,013
Raymond James Financial Inc., 4.65%, 04/01/30	2,220	2,242,163
Stifel Financial Corp., 4.00%, 05/15/30	1,758	1,693,320
Visa Inc., 2.05%, 04/15/30(a)	5,468	4,953,817
		61,393,263
Electric — 7.1%
AEP Texas Inc., Series I, 2.10%, 07/01/30(a)	2,490	2,211,400
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	2,156	1,862,417
Ameren Illinois Co., 1.55%, 11/15/30	1,391	1,196,290
American Electric Power Co. Inc., 2.30%, 03/01/30	1,541	1,391,482
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	4,234	4,089,591
Black Hills Corp., 2.50%, 06/15/30	1,513	1,364,857
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30	2,095	2,121,784
CenterPoint Energy Inc., 2.95%, 03/01/30	1,590	1,477,612
Commonwealth Edison Co., 2.20%, 03/01/30	1,325	1,202,173
Connecticut Light and Power Co. (The), 4.95%, 01/15/30(a)	1,505	1,531,386
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30	2,255	2,162,337
Consumers Energy Co., 4.70%, 01/15/30	2,600	2,629,179
Dominion Energy Inc.
5.00%, 06/15/30	2,295	2,334,341
Series C, 3.38%, 04/01/30	5,854	5,557,023
DTE Electric Co., 2.25%, 03/01/30	2,158	1,963,993
DTE Energy Co.
2.95%, 03/01/30	1,140	1,059,159
5.20%, 04/01/30	4,275	4,369,455
Duke Energy Carolinas LLC
2.45%, 02/01/30	1,830	1,684,812
4.85%, 03/15/30	1,555	1,581,993
Duke Energy Corp., 2.45%, 06/01/30	3,067	2,780,580
Duke Energy Florida LLC, 1.75%, 06/15/30	1,948	1,716,046
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,520	1,365,613
Edison International, 6.25%, 03/15/30(a)	1,170	1,187,870
Security	Par (000)	Value
Electric (continued)
Entergy Corp., 2.80%, 06/15/30	$2,243	$2,065,198
Entergy Louisiana LLC, 1.60%, 12/15/30(a)	1,348	1,163,536
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(a)	1,582	1,428,967
Eversource Energy, Series R, 1.65%, 08/15/30(a)	2,087	1,811,294
Exelon Corp., 4.05%, 04/15/30	4,687	4,597,210
FirstEnergy Corp.
2.65%, 03/01/30	2,216	2,031,934
Series B, 2.25%, 09/01/30(a)	1,901	1,684,452
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,515	1,511,545
Florida Power & Light Co., 4.63%, 05/15/30	1,980	1,997,163
Georgia Power Co., 4.55%, 03/15/30(a)	2,235	2,246,475
Interstate Power & Light Co., 2.30%, 06/01/30	1,507	1,357,106
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,865	1,791,764
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,224	2,037,105
4.95%, 02/07/30	1,095	1,116,124
Nevada Power Co., Series DD, 2.40%, 05/01/30	1,598	1,455,447
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	7,301	6,567,825
5.00%, 02/28/30(a)	2,242	2,285,026
5.05%, 03/15/30(a)	3,715	3,782,462
NSTAR Electric Co.
3.95%, 04/01/30	1,420	1,385,804
4.85%, 03/01/30(a)	1,600	1,623,847
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	1,202	1,104,397
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	1,389	1,315,340
3.30%, 03/15/30	864	818,453
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	2,588	2,392,679
Pacific Gas and Electric Co., 4.55%, 07/01/30	11,358	11,134,288
PacifiCorp, 2.70%, 09/15/30(a)	1,552	1,415,185
Pinnacle West Capital Corp., 5.15%, 05/15/30	895	912,251
PPL Capital Funding Inc., 4.13%, 04/15/30	1,653	1,619,265
Public Service Electric & Gas Co., 2.45%, 01/15/30	1,279	1,175,264
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,417	2,085,159
4.90%, 03/15/30	1,520	1,538,405
Puget Energy Inc., 4.10%, 06/15/30(a)	2,305	2,219,368
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	3,222	2,799,645
Southern California Edison Co.
2.25%, 06/01/30	2,520	2,223,435
5.25%, 03/15/30	2,800	2,820,874
Southern Co. (The), Series A, 3.70%, 04/30/30	3,790	3,653,431
Tucson Electric Power Co., 1.50%, 08/01/30(a)	1,145	985,533
Union Electric Co., 2.95%, 03/15/30	1,813	1,700,892
WEC Energy Group Inc., 1.80%, 10/15/30	887	772,056
Xcel Energy Inc., 3.40%, 06/01/30	2,467	2,337,540
		137,805,137
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,990	1,751,499
Emerson Electric Co., 1.95%, 10/15/30	1,585	1,407,557
		3,159,056
Electronics — 0.9%
Amphenol Corp., 2.80%, 02/15/30(a)	3,448	3,224,665
Flex Ltd., 4.88%, 05/12/30	2,590	2,590,681
Honeywell International Inc.
1.95%, 06/01/30	3,669	3,275,523

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.70%, 02/01/30(a)	$3,665	$3,705,087
Jabil Inc., 3.60%, 01/15/30	1,873	1,782,134
Keysight Technologies Inc., 5.35%, 07/30/30	1,505	1,547,946
Tyco Electronics Group SA, 4.63%, 02/01/30	1,260	1,268,688
		17,394,724
Environmental Control — 0.6%
Republic Services Inc.
2.30%, 03/01/30	2,527	2,303,357
4.75%, 07/15/30(a)	1,415	1,436,390
Waste Connections Inc., 2.60%, 02/01/30(a)	2,281	2,114,356
Waste Management Inc.
4.63%, 02/15/30	2,755	2,779,922
4.65%, 03/15/30(a)	2,645	2,672,189
		11,306,214
Food — 2.1%
Conagra Brands Inc.
5.00%, 08/01/30	1,860	1,863,725
8.25%, 09/15/30(a)	1,198	1,377,252
General Mills Inc.
2.88%, 04/15/30(a)	2,902	2,691,066
4.88%, 01/30/30	2,962	2,999,008
Hershey Co. (The)
1.70%, 06/01/30	1,343	1,184,085
4.75%, 02/24/30	1,880	1,907,212
Hormel Foods Corp., 1.80%, 06/11/30(a)	3,808	3,371,463
Ingredion Inc., 2.90%, 06/01/30(a)	2,423	2,236,994
J.M. Smucker Co. (The), 2.38%, 03/15/30	1,850	1,682,471
Kellanova, 2.10%, 06/01/30	1,842	1,646,826
Kraft Heinz Foods Co., 3.75%, 04/01/30	3,010	2,877,562
Kroger Co. (The), 2.20%, 05/01/30(a)	1,851	1,669,059
McCormick & Co. Inc./MD, 2.50%, 04/15/30	1,995	1,822,816
Mondelez International Inc.
2.75%, 04/13/30	3,035	2,805,849
4.50%, 05/06/30	1,280	1,274,130
Sysco Corp.
2.40%, 02/15/30(a)	2,085	1,900,350
5.10%, 09/23/30	2,075	2,115,485
5.95%, 04/01/30	3,585	3,776,634
The Campbell's Co., 2.38%, 04/24/30	1,840	1,657,266
		40,859,253
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	3,645	3,627,936
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	1,924	1,675,265
National Fuel Gas Co., 5.50%, 03/15/30	1,645	1,687,269
NiSource Inc., 3.60%, 05/01/30	3,820	3,662,747
ONE Gas Inc., 2.00%, 05/15/30	1,212	1,083,510
Southern California Gas Co., Series XX, 2.55%, 02/01/30(a)	2,556	2,346,267
Southwest Gas Corp., 2.20%, 06/15/30(a)	1,740	1,557,987
		12,013,045
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	2,939	2,626,089
Health Care - Products — 1.6%
Abbott Laboratories, 1.40%, 06/30/30(a)	2,429	2,127,837
Agilent Technologies Inc., 2.10%, 06/04/30	1,900	1,694,927
Baxter International Inc., 3.95%, 04/01/30(a)	1,972	1,917,019
Boston Scientific Corp., 2.65%, 06/01/30	4,416	4,070,472
Security	Par (000)	Value
Health Care - Products (continued)
Dentsply Sirona Inc., 3.25%, 06/01/30	$2,735	$2,485,529
GE HealthCare Technologies Inc., 5.86%, 03/15/30(a)	4,547	4,785,544
Smith & Nephew PLC, 2.03%, 10/14/30	3,625	3,172,753
Stryker Corp.
1.95%, 06/15/30	3,677	3,271,236
4.85%, 02/10/30(a)	2,897	2,945,228
Thermo Fisher Scientific Inc., 4.98%, 08/10/30	3,047	3,125,157
Zimmer Biomet Holdings Inc., 5.05%, 02/19/30	1,725	1,758,055
		31,353,757
Health Care - Services — 3.5%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	85,965
Banner Health, 2.34%, 01/01/30	834	762,408
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	1,156	1,010,710
Bon Secours Mercy Health Inc., 3.46%, 06/01/30(a)	1,490	1,427,044
Centene Corp.
3.00%, 10/15/30	8,018	6,977,749
3.38%, 02/15/30	7,155	6,442,029
Cigna Group (The), 2.40%, 03/15/30	5,269	4,798,169
CommonSpirit Health, 2.78%, 10/01/30	1,437	1,311,294
Elevance Health Inc.
2.25%, 05/15/30	4,096	3,685,444
4.75%, 02/15/30	2,825	2,836,399
HCA Inc.
3.50%, 09/01/30(a)	10,293	9,700,088
5.25%, 03/01/30	2,405	2,455,946
Humana Inc., 4.88%, 04/01/30	1,726	1,735,172
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	2,380	2,354,775
Quest Diagnostics Inc., 2.95%, 06/30/30(a)	2,944	2,734,353
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	1,262	1,200,807
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	2,090	1,881,374
UnitedHealth Group Inc.
2.00%, 05/15/30	4,540	4,042,935
4.80%, 01/15/30(a)	4,663	4,709,529
5.30%, 02/15/30	4,705	4,839,981
Universal Health Services Inc., 2.65%, 10/15/30	2,730	2,414,894
		67,407,065
Holding Companies - Diversified — 2.0%
Apollo Debt Solutions BDC, 5.88%, 08/30/30(b)	1,245	1,246,587
Ares Capital Corp., 5.50%, 09/01/30	2,545	2,543,573
Ares Strategic Income Fund
5.60%, 02/15/30(a)	2,860	2,850,566
5.80%, 09/09/30(a)(b)	1,625	1,625,855
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	1,240	1,235,024
Barings Private Credit Corp., 6.15%, 06/11/30(b)	1,077	1,060,782
Blackstone Private Credit Fund, 5.25%, 04/01/30(a)	1,300	1,287,864
Blackstone Secured Lending Fund, 5.30%, 06/30/30	1,683	1,674,409
Blue Owl Capital Corp., 6.20%, 07/15/30(a)	1,365	1,377,525
Blue Owl Credit Income Corp., 5.80%, 03/15/30	3,570	3,576,215
Carlyle Secured Lending Inc., 6.75%, 02/18/30	1,085	1,115,971
FS KKR Capital Corp., 6.13%, 01/15/30(a)	2,300	2,307,623

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(a)(b)	$2,010	$2,033,039
Golub Capital Private Credit Fund, 5.88%, 05/01/30	1,760	1,767,234
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/30	1,090	1,096,263
MSD Investment Corp., 6.25%, 05/31/30(a)(b)	1,765	1,766,449
North Haven Private Income Fund LLC, 5.75%, 02/01/30	995	984,341
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	1,140	1,171,628
Oaktree Specialty Lending Corp., 6.34%, 02/27/30(a)	1,110	1,107,345
Oaktree Strategic Credit Fund, 6.19%, 07/15/30(b)	1,285	1,291,900
Sixth Street Lending Partners
5.75%, 01/15/30(a)	2,051	2,053,925
6.13%, 07/15/30(b)	2,898	2,951,687
Sixth Street Specialty Lending Inc., 5.63%, 08/15/30	1,040	1,042,362
		39,168,167
Home Builders — 0.3%
DR Horton Inc., 4.85%, 10/15/30	315	316,721
Lennar Corp., 5.20%, 07/30/30(a)	2,130	2,169,623
MDC Holdings Inc., 3.85%, 01/15/30	1,035	983,959
NVR Inc., 3.00%, 05/15/30	3,440	3,210,310
		6,680,613
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	1,975	1,809,319
Clorox Co. (The), 1.80%, 05/15/30	1,900	1,679,285
Kimberly-Clark Corp., 3.10%, 03/26/30	2,906	2,755,344
		6,243,948
Insurance — 3.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	1,140	1,361,110
Aflac Inc., 3.60%, 04/01/30	3,781	3,654,700
Alleghany Corp., 3.63%, 05/15/30	1,983	1,914,451
Allstate Corp. (The), 1.45%, 12/15/30(a)	2,372	2,012,161
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,108	1,138,953
American International Group Inc.
3.40%, 06/30/30	1,375	1,305,575
4.85%, 05/07/30(a)	760	770,069
Aon Corp., 2.80%, 05/15/30	3,838	3,557,360
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	100	101,637
Assurant Inc., 3.70%, 02/22/30	1,340	1,275,858
Athene Holding Ltd., 6.15%, 04/03/30	1,885	1,996,659
AXA SA, 8.60%, 12/15/30	3,142	3,724,860
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	2,795	2,433,022
1.85%, 03/12/30	1,810	1,632,984
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,955	1,959,105
Brown & Brown Inc., 4.90%, 06/23/30	1,915	1,921,815
Chubb INA Holdings LLC, 1.38%, 09/15/30(a)	3,805	3,287,762
CNA Financial Corp., 2.05%, 08/15/30	1,925	1,689,159
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,110	2,093,374
Fidelity National Financial Inc., 3.40%, 06/15/30	2,530	2,363,017
First American Financial Corp., 4.00%, 05/15/30	1,665	1,584,955
Globe Life Inc., 2.15%, 08/15/30	1,689	1,494,224
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30(a)	1,223	1,089,213
Kemper Corp., 2.40%, 09/30/30	1,594	1,398,111
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp., 3.05%, 01/15/30(a)	$1,809	$1,691,612
Loews Corp., 3.20%, 05/15/30(a)	1,921	1,814,403
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	2,708	2,417,827
4.65%, 03/15/30	3,825	3,861,181
MetLife Inc., 4.55%, 03/23/30(a)	3,749	3,777,536
Principal Financial Group Inc., 2.13%, 06/15/30	2,254	2,013,290
Progressive Corp. (The), 3.20%, 03/26/30	1,985	1,887,308
Prudential Financial Inc., 2.10%, 03/10/30(a)	1,773	1,608,413
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	3,706	3,499,124
Reinsurance Group of America Inc., 3.15%, 06/15/30	2,365	2,211,022
		70,541,850
Internet — 2.5%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)(b)	3,290	3,357,358
Alphabet Inc.
1.10%, 08/15/30(a)	8,002	6,896,478
4.00%, 05/15/30(a)	2,660	2,651,555
Amazon.com Inc., 1.50%, 06/03/30	7,424	6,547,001
Baidu Inc.
2.38%, 10/09/30	345	311,351
3.43%, 04/07/30(a)	595	568,813
Booking Holdings Inc., 4.63%, 04/13/30(a)	5,443	5,497,820
eBay Inc., 2.70%, 03/11/30	3,637	3,363,200
Expedia Group Inc., 3.25%, 02/15/30	4,702	4,434,390
JD.com Inc., 3.38%, 01/14/30(a)	1,795	1,714,642
Meta Platforms Inc., 4.80%, 05/15/30	3,760	3,853,516
Tencent Music Entertainment Group, 2.00%, 09/03/30	2,219	1,954,122
Uber Technologies Inc., 4.30%, 01/15/30	4,910	4,871,255
Weibo Corp., 3.38%, 07/08/30(a)	2,765	2,578,415
		48,599,916
Iron & Steel — 0.6%
Nucor Corp.
2.70%, 06/01/30(a)	1,892	1,740,575
4.65%, 06/01/30(a)	1,905	1,916,328
Reliance Inc., 2.15%, 08/15/30	1,855	1,641,360
Steel Dynamics Inc., 3.45%, 04/15/30	2,252	2,137,999
Vale Overseas Ltd., 3.75%, 07/08/30	5,471	5,154,059
		12,590,321
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	1,748	1,803,509
Las Vegas Sands Corp., 6.00%, 06/14/30	1,130	1,162,979
Marriott International Inc./MD
4.80%, 03/15/30	1,995	2,007,087
Series FF, 4.63%, 06/15/30	3,823	3,818,517
Sands China Ltd., 4.38%, 06/18/30	2,661	2,563,231
		11,355,323
Machinery — 1.8%
Caterpillar Financial Services Corp., 4.80%, 01/08/30	1,499	1,527,207
Caterpillar Inc., 2.60%, 04/09/30(a)	3,051	2,828,232
Deere & Co., 3.10%, 04/15/30(a)	2,853	2,700,698
Eaton Capital ULC, 4.45%, 05/09/30	1,965	1,964,252
Flowserve Corp., 3.50%, 10/01/30	1,795	1,688,050
IDEX Corp., 3.00%, 05/01/30	1,890	1,755,403
John Deere Capital Corp.
2.45%, 01/09/30(a)	2,107	1,946,989
4.38%, 10/15/30	1,800	1,793,263
4.70%, 06/10/30(a)	3,956	4,008,199

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Series I, 4.55%, 06/05/30	$2,680	$2,694,366
Oshkosh Corp., 3.10%, 03/01/30	1,179	1,101,031
Otis Worldwide Corp., 2.57%, 02/15/30	5,414	4,980,021
Regal Rexnord Corp., 6.30%, 02/15/30	3,595	3,764,516
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/30	1,870	1,890,595
		34,642,822
Manufacturing — 0.5%
3M Co.
3.05%, 04/15/30	2,420	2,272,161
4.80%, 03/15/30	1,800	1,818,909
Carlisle Companies Inc., 2.75%, 03/01/30	2,807	2,590,327
Textron Inc., 3.00%, 06/01/30	2,500	2,317,734
		8,999,131
Media — 1.3%
Comcast Corp.
2.65%, 02/01/30	5,864	5,425,889
3.40%, 04/01/30	5,833	5,573,423
4.25%, 10/15/30	5,577	5,518,077
Fox Corp., 3.50%, 04/08/30(a)	2,340	2,235,190
Paramount Global, 7.88%, 07/30/30	2,445	2,723,884
Walt Disney Co. (The), 3.80%, 03/22/30	4,704	4,601,648
		26,078,111
Mining — 1.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	2,582	2,428,939
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30(a)	3,780	3,869,324
5.25%, 09/08/30	3,456	3,572,294
Freeport-McMoRan Inc.
4.25%, 03/01/30	1,691	1,655,495
4.63%, 08/01/30	2,360	2,339,315
Newmont Corp., 2.25%, 10/01/30	3,554	3,214,896
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(a)	1,840	1,744,666
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	4,475	4,542,170
		23,367,099
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30(a)	2,485	2,500,737
Oil & Gas — 4.8%
APA Corp., 4.25%, 01/15/30(a)(b)	1,500	1,434,562
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	3,970	3,485,120
3.63%, 04/06/30(a)	4,725	4,572,238
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,135	1,959,837
Chevron Corp., 2.24%, 05/11/30	6,443	5,861,143
Chevron USA Inc., 4.69%, 04/15/30	3,190	3,236,385
ConocoPhillips Co., 4.70%, 01/15/30	5,010	5,066,933
Devon Energy Corp., 4.50%, 01/15/30	2,332	2,310,311
Diamondback Energy Inc., 5.15%, 01/30/30	3,105	3,161,867
EOG Resources Inc., 4.38%, 04/15/30	3,020	3,006,978
EQT Corp.
7.00%, 02/01/30(a)	3,158	3,413,071
7.50%, 06/01/30(b)	655	717,583
Expand Energy Corp., 5.38%, 03/15/30	4,380	4,386,924
Exxon Mobil Corp.
2.61%, 10/15/30	7,509	6,918,317
3.48%, 03/19/30	7,414	7,166,245
HF Sinclair Corp., 4.50%, 10/01/30(a)	1,395	1,355,211
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp., 5.15%, 03/01/30(a)	$3,175	$3,234,725
Occidental Petroleum Corp.
6.63%, 09/01/30	5,407	5,706,810
8.88%, 07/15/30	3,665	4,183,573
Ovintiv Inc., 8.13%, 09/15/30(a)	1,189	1,352,906
Phillips 66, 2.15%, 12/15/30	3,130	2,752,297
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,297	2,919,838
Shell Finance U.S. Inc., 2.75%, 04/06/30	5,583	5,203,502
Shell International Finance BV, 2.75%, 04/06/30(a)	320	298,539
TotalEnergies Capital International SA, 2.83%, 01/10/30(a)	4,825	4,557,756
Valero Energy Corp., 5.15%, 02/15/30	1,215	1,236,898
Viper Energy Partners LLC, 4.90%, 08/01/30	875	872,078
Woodside Finance Ltd., 5.40%, 05/19/30	3,355	3,403,154
		93,774,801
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30(a)	1,980	1,979,712
Halliburton Co., 2.92%, 03/01/30(a)	3,654	3,397,293
Schlumberger Investment SA, 2.65%, 06/26/30(a)	1,726	1,586,631
		6,963,636
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,235	2,030,383
5.10%, 03/17/30(a)(b)	1,795	1,819,849
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)	2,850	2,921,548
Sonoco Products Co., 3.13%, 05/01/30	2,210	2,055,264
WestRock MWV LLC, 8.20%, 01/15/30(a)	1,540	1,761,449
		10,588,493
Pharmaceuticals — 5.0%
AbbVie Inc., 4.88%, 03/15/30(a)	3,690	3,764,676
Astrazeneca Finance LLC, 4.90%, 03/03/30	2,550	2,606,654
AstraZeneca PLC, 1.38%, 08/06/30	4,955	4,286,591
Becton Dickinson & Co., 2.82%, 05/20/30(a)	2,821	2,605,250
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	4,725	4,073,304
Cencora Inc., 2.80%, 05/15/30(a)	1,895	1,753,686
CVS Health Corp.
1.75%, 08/21/30	4,555	3,936,884
3.75%, 04/01/30(a)	5,216	5,002,766
5.13%, 02/21/30	5,505	5,595,613
Eli Lilly & Co., 4.75%, 02/12/30	3,395	3,459,608
GlaxoSmithKline Capital Inc., 4.50%, 04/15/30	2,440	2,445,886
Johnson & Johnson
1.30%, 09/01/30	6,534	5,665,632
4.70%, 03/01/30(a)	3,470	3,540,437
McKesson Corp., 4.65%, 05/30/30(a)	2,515	2,529,034
Merck & Co. Inc.
1.45%, 06/24/30	4,707	4,100,911
4.30%, 05/17/30	2,930	2,929,230
Novartis Capital Corp., 2.20%, 08/14/30	5,615	5,088,684
Pfizer Inc.
1.70%, 05/28/30(a)	3,614	3,188,884
2.63%, 04/01/30(a)	4,428	4,100,806
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	10,935	11,030,226
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	9,299	8,309,305
Viatris Inc., 2.70%, 06/22/30(a)	5,303	4,701,780
Zoetis Inc., 2.00%, 05/15/30	2,905	2,598,940
		97,314,787

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 3.6%
DCP Midstream Operating LP, 8.13%, 08/16/30	$1,336	$1,539,657
Enbridge Inc.
4.90%, 06/20/30(a)	1,690	1,704,409
6.20%, 11/15/30	3,110	3,313,949
Energy Transfer LP
3.75%, 05/15/30	6,152	5,893,751
5.20%, 04/01/30	520	530,123
6.40%, 12/01/30	4,378	4,695,764
Enterprise Products Operating LLC, 2.80%, 01/31/30	4,590	4,284,309
Kinder Morgan Inc., 5.15%, 06/01/30	2,025	2,066,255
MPLX LP, 2.65%, 08/15/30	5,708	5,170,975
ONEOK Inc.
3.10%, 03/15/30	2,851	2,662,416
3.25%, 06/01/30(a)	1,938	1,811,623
5.80%, 11/01/30	2,012	2,099,111
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	2,787	2,655,432
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	7,270	7,228,288
Targa Resources Corp., 4.90%, 09/15/30	2,780	2,794,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	3,420	3,473,514
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,758	4,635,105
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	2,709	2,548,111
Western Midstream Operating LP, 4.05%, 02/01/30	4,118	3,956,523
Williams Companies Inc. (The)
3.50%, 11/15/30	3,977	3,745,517
4.63%, 06/30/30	2,395	2,385,815
		69,194,695
Real Estate — 0.1%
CBRE Services Inc., 4.80%, 06/15/30	1,500	1,508,013
Real Estate Investment Trusts — 6.0%
Agree LP, 2.90%, 10/01/30	1,477	1,358,216
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,728	1,722,349
4.90%, 12/15/30(a)	2,787	2,801,666
American Homes 4 Rent LP, 4.95%, 06/15/30	845	850,539
American Tower Corp.
1.88%, 10/15/30	2,975	2,581,418
2.10%, 06/15/30	2,825	2,506,296
2.90%, 01/15/30	2,940	2,732,026
4.90%, 03/15/30	2,557	2,581,799
5.00%, 01/31/30	1,580	1,603,959
AvalonBay Communities Inc., 2.30%, 03/01/30(a)	2,584	2,348,647
Boston Properties LP, 2.90%, 03/15/30	2,646	2,429,648
Brixmor Operating Partnership LP, 4.05%, 07/01/30(a)	3,005	2,911,689
Camden Property Trust, 2.80%, 05/15/30	2,679	2,484,724
Cousins Properties LP, 5.25%, 07/15/30(a)	1,340	1,362,561
Crown Castle Inc., 3.30%, 07/01/30(a)	2,860	2,682,215
CubeSmart LP, 3.00%, 02/15/30	1,442	1,339,850
Equinix Inc., 2.15%, 07/15/30	4,227	3,759,467
ERP Operating LP, 2.50%, 02/15/30	2,419	2,222,112
Essex Portfolio LP, 3.00%, 01/15/30	1,953	1,823,046
Extra Space Storage LP
2.20%, 10/15/30	1,630	1,442,334
5.50%, 07/01/30	3,073	3,177,602
Federal Realty OP LP, 3.50%, 06/01/30	1,613	1,532,161
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30	$2,871	$2,748,001
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	2,471	2,293,739
Healthpeak OP LLC, 3.00%, 01/15/30	2,759	2,583,026
Highwoods Realty LP, 3.05%, 02/15/30	1,165	1,062,546
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30(a)	2,863	2,654,624
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	1,867	1,922,104
Kilroy Realty LP, 3.05%, 02/15/30	1,923	1,738,609
Kimco Realty OP LLC, 2.70%, 10/01/30	1,873	1,711,730
Kite Realty Group Trust, 4.75%, 09/15/30	1,630	1,616,893
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	1,385	1,390,062
Lineage OP LP, 5.25%, 07/15/30(b)	1,475	1,481,393
LXP Industrial Trust, 2.70%, 09/15/30(a)	1,572	1,402,895
Mid-America Apartments LP, 2.75%, 03/15/30(a)	1,366	1,268,413
NNN REIT Inc., 2.50%, 04/15/30	1,603	1,457,435
Omega Healthcare Investors Inc., 5.20%, 07/01/30	1,135	1,138,418
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	1,031	918,008
Prologis LP
1.25%, 10/15/30	2,780	2,363,949
1.75%, 07/01/30	1,221	1,069,053
2.25%, 04/15/30	3,796	3,442,263
Public Storage Operating Co., 4.38%, 07/01/30	1,815	1,803,955
Realty Income Corp.
3.40%, 01/15/30	1,825	1,745,549
4.85%, 03/15/30	2,305	2,337,186
Regency Centers LP, 3.70%, 06/15/30(a)	2,355	2,269,751
Rexford Industrial Realty LP, 2.13%, 12/01/30	1,658	1,439,661
Simon Property Group LP, 2.65%, 07/15/30	2,961	2,722,581
Store Capital LLC
2.75%, 11/18/30	1,320	1,171,827
5.40%, 04/30/30(b)	1,235	1,248,562
UDR Inc., 3.20%, 01/15/30	2,350	2,224,694
Ventas Realty LP
3.00%, 01/15/30(a)	2,537	2,372,880
4.75%, 11/15/30	1,813	1,808,530
VICI Properties LP, 4.95%, 02/15/30	3,855	3,873,615
Welltower OP LLC
3.10%, 01/15/30	3,022	2,855,204
4.50%, 07/01/30	2,965	2,957,876
Weyerhaeuser Co., 4.00%, 04/15/30	3,049	2,969,492
WP Carey Inc., 4.65%, 07/15/30	795	789,818
		117,108,666
Retail — 3.4%
AutoNation Inc., 4.75%, 06/01/30	2,073	2,055,009
AutoZone Inc.
4.00%, 04/15/30(a)	3,338	3,252,445
5.13%, 06/15/30	840	858,485
Best Buy Co. Inc., 1.95%, 10/01/30	2,550	2,233,394
Costco Wholesale Corp., 1.60%, 04/20/30(a)	6,401	5,690,018
Dollar General Corp., 3.50%, 04/03/30	3,311	3,141,945
Genuine Parts Co., 1.88%, 11/01/30	1,925	1,666,994
Home Depot Inc. (The), 2.70%, 04/15/30	5,881	5,470,139
Lowe's Companies Inc.
1.70%, 10/15/30(a)	4,650	4,029,991
4.50%, 04/15/30(a)	4,525	4,540,227
McDonald's Corp.
2.13%, 03/01/30	2,969	2,685,414

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.60%, 07/01/30(a)	$3,911	$3,772,907
4.60%, 05/15/30(a)	1,975	1,986,966
O'Reilly Automotive Inc., 4.20%, 04/01/30	1,890	1,862,095
Starbucks Corp.
2.25%, 03/12/30(a)	3,086	2,792,797
2.55%, 11/15/30	4,920	4,448,844
4.80%, 05/15/30	1,015	1,025,257
Target Corp.
2.35%, 02/15/30(a)	2,801	2,576,448
2.65%, 09/15/30	2,002	1,849,364
TJX Companies Inc. (The), 3.88%, 04/15/30	2,043	2,000,668
Tractor Supply Co., 1.75%, 11/01/30(a)	2,513	2,171,762
Walmart Inc.
4.00%, 04/15/30(a)	1,865	1,859,344
4.35%, 04/28/30(a)	2,370	2,381,044
7.55%, 02/15/30	1,500	1,707,942
		66,059,499
Semiconductors — 3.7%
Analog Devices Inc., 4.50%, 06/15/30	2,805	2,809,718
Applied Materials Inc., 1.75%, 06/01/30	2,986	2,647,337
Broadcom Inc.
4.15%, 11/15/30	7,190	7,037,228
4.35%, 02/15/30	5,490	5,450,741
4.60%, 07/15/30	4,500	4,501,567
5.00%, 04/15/30(a)	2,264	2,306,105
5.05%, 04/15/30	2,955	3,017,568
Intel Corp.
3.90%, 03/25/30	5,608	5,396,528
5.13%, 02/10/30(a)	4,740	4,810,581
Lam Research Corp., 1.90%, 06/15/30	3,077	2,738,031
Marvell Technology Inc., 4.75%, 07/15/30	1,595	1,596,096
Microchip Technology Inc., 5.05%, 02/15/30	3,032	3,066,274
Micron Technology Inc., 4.66%, 02/15/30	3,354	3,338,470
NVIDIA Corp., 2.85%, 04/01/30(a)	5,506	5,201,341
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30(a)	3,872	3,662,830
Qualcomm Inc.
2.15%, 05/20/30	4,512	4,088,244
4.50%, 05/20/30(a)	1,850	1,858,983
Texas Instruments Inc.
1.75%, 05/04/30	2,978	2,649,437
4.50%, 05/23/30	2,080	2,089,416
Xilinx Inc., 2.38%, 06/01/30	3,064	2,799,110
		71,065,605
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	1,935	1,883,227
5.35%, 01/15/30	1,920	1,962,124
		3,845,351
Software — 2.8%
Adobe Inc.
2.30%, 02/01/30	5,046	4,631,476
4.95%, 01/17/30	1,775	1,823,378
Autodesk Inc., 2.85%, 01/15/30	1,922	1,792,603
Fiserv Inc.
2.65%, 06/01/30	3,845	3,505,491
4.75%, 03/15/30(a)	3,270	3,276,280
Intuit Inc., 1.65%, 07/15/30(a)	2,020	1,775,991
Microsoft Corp., 1.35%, 09/15/30	1,557	1,362,159
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.95%, 04/01/30(a)	$11,939	$11,108,883
3.25%, 05/15/30	1,798	1,694,049
4.65%, 05/06/30	2,982	2,992,412
Paychex Inc., 5.10%, 04/15/30(a)	4,545	4,643,185
Roper Technologies Inc., 2.00%, 06/30/30	2,490	2,203,723
ServiceNow Inc., 1.40%, 09/01/30	5,605	4,842,627
Synopsys Inc., 4.85%, 04/01/30	6,310	6,381,304
VMware LLC, 4.70%, 05/15/30	3,126	3,125,465
		55,159,026
Telecommunications — 5.2%
America Movil SAB de CV, 2.88%, 05/07/30	3,761	3,458,992
AT&T Inc.
4.30%, 02/15/30(a)	11,350	11,263,275
4.70%, 08/15/30	3,625	3,652,841
British Telecommunications PLC, 9.63%, 12/15/30	9,743	11,904,443
Cisco Systems Inc., 4.75%, 02/24/30(a)	3,670	3,730,466
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	12,506	14,665,568
Juniper Networks Inc., 2.00%, 12/10/30	1,587	1,373,614
Koninklijke KPN NV, 8.38%, 10/01/30	2,072	2,398,988
Motorola Solutions Inc.
2.30%, 11/15/30	3,643	3,232,970
4.85%, 08/15/30(a)	1,505	1,515,209
Telefonica Europe BV, 8.25%, 09/15/30(a)	4,755	5,462,840
T-Mobile USA Inc., 3.88%, 04/15/30	25,328	24,567,254
Verizon Communications Inc.
1.50%, 09/18/30(a)	3,661	3,149,063
1.68%, 10/30/30	2,801	2,426,186
3.15%, 03/22/30	4,151	3,914,556
7.75%, 12/01/30	2,095	2,399,732
Vodafone Group PLC, 7.88%, 02/15/30	1,828	2,074,632
		101,190,629
Transportation — 1.2%
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	2,008	1,802,396
4.80%, 03/30/30(a)	2,440	2,470,728
CSX Corp., 2.40%, 02/15/30(a)	1,754	1,614,581
FedEx Corp.
4.25%, 05/15/30(a)	2,712	2,685,389
4.25%, 05/15/30(b)	125	122,209
JB Hunt Transport Services Inc., 4.90%, 03/15/30(a)	900	911,690
Norfolk Southern Corp., 5.05%, 08/01/30(a)	2,694	2,767,050
Ryder System Inc.
4.85%, 06/15/30(a)	1,300	1,307,623
5.00%, 03/15/30(a)	1,340	1,357,091
Union Pacific Corp., 2.40%, 02/05/30(a)	3,017	2,772,226
United Parcel Service Inc.
4.45%, 04/01/30	2,856	2,873,732
4.65%, 10/15/30(a)	1,880	1,895,760
		22,580,475
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	2,082	2,023,522
Venture Capital — 0.0%
Hercules Capital Inc., 6.00%, 06/16/30	795	795,108
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	1,966	1,822,883

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc., 2.70%, 04/15/30	$1,898	$1,743,473
		3,566,356
Total Long-Term Investments — 98.6% (Cost: $1,893,880,874)		1,918,660,042
	Shares
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	155,611,482	155,673,727
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	7,980,000	7,980,000
Total Short-Term Securities — 8.4% (Cost: $163,637,908)		163,653,727
Total Investments — 107.0% (Cost: $2,057,518,782)		2,082,313,769
Liabilities in Excess of Other Assets — (7.0)%		(136,399,250)
Net Assets — 100.0%		$1,945,914,519

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$94,071,608	$61,639,112 (a)	$—	$(16,364)	$(20,629)	$155,673,727	155,611,482	$245,807 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,210,000	3,770,000 (a)	—	—	—	7,980,000	7,980,000	158,551	—
				$(16,364)	$(20,629)	$163,653,727		$404,358	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,918,660,042	$—	$1,918,660,042
Short-Term Securities
Money Market Funds	163,653,727	—	—	163,653,727
	$163,653,727	$1,918,660,042	$—	$2,082,313,769

Portfolio Abbreviation
REIT	Real Estate Investment Trust